Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of restricted stock unit activity
The following table summarizes the Company’s stock-based compensation cost and unrecognized stock-based compensation cost by plan (dollars in thousands):

	Performance and Incentive Pay
	Three months ended March 31, 2021	Three months ended March 31, 2020
Non-vested at beginning of year	$2,870	$2,509
Granted	4,804	—
Canceled/forfeited	(158)	(1,339)
Vested	(581)	(583)
Non-vested at end of period	$6,935	$587

The following table summarizes the Company’s stock-based compensation cost and unrecognized stock-based compensation cost by plan (in thousands):

	Restricted Stock Units
Performance and Incentive Pay	Number of Units	Weighted Average Grant Date Fair Value
Non-vested at beginning of year(1)	339,271	$10.96
Granted	517,234	8.11
Canceled/forfeited	(131,724)	11.32
Vested	(179,085)	11.05
Non-vested at end of year	545,696	$8.12
(1)The weighted average grant date fair value for non-vested restricted stock units at the beginning of the year was not determined because a price per share was not determined as of the grant date. The number of shares of common stock of the Company to be issued upon vesting is to be calculated on the vesting date.